STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of weighted-average assumptions

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted during the three months ended March 31, 2020:

Risk Free Interest Rate	1.78%
Expected Volatility	453.90%
Expected Life (in years)	5.0
Dividend Yield	0%
Weighted average estimated fair value of
options during the period	$0.10

The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted during the years ended December 31, 2019 and 2018:

	2019	2018

Risk Free Interest Rate	2.14%	2.30%
Expected Volatility	436.22%	200.50%
Expected Life (in years)	5.0	5.0
Dividend Yield	0%	0%
Weighted average estimated fair value of options during the period	$0.25	$0.17

Schedule of stock option activity

	Options Outstanding
			Weighted -
			Average	Aggregate
			Remaining	Intrinsic
		Weighted-	Contractual	Value
	Number of	Average	Term	(in 000’s)
	Shares	Exercise Price	(in years)	(1)
Balance as of December 31, 2019	17,913,529	$0.12

Granted	4,700,000	0.07

Balance as of March 31, 2020	22,613,529	$0.11

Exercisable as of March 31, 2020	20,088,529	$0.11	2.9	$302

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period.

The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2019 and 2018:

	Options Outstanding
			Weighted -
			Average
			Remaining	Aggregate
		Weighted-	Contractual	Intrinsic
	Number of	Average	Term	Value (in 000’)
	Shares	Exercise Price	(in years)	(1)

Balance as of December 31, 2017	22,013,529	$0.11

Granted	1,600,000	0.27
Exercised	(5,000,000)	0.07

Balance December 31, 2018	18,613,529	$0.14

Granted	1,500,000	$0.18
Forfeited/cancelled	(2,200,000)	$0.34

Balance December 31, 2019	17,913,529	$0.12	2.9

Vested and Exercisable at December 31, 2019	16,913,529	$0.11	2.8	$60

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period. During the years ended December 31, 2019 and 2018, the aggregate intrinsic value of options exercised under the Company’s stock option plans was $59,800 and $2,113,368, respectively.

Schedule of summary for the activities of unvested stock options

The following table summarizes the activities for the Company’s unvested stock options for the three months ended March 31, 2020:

	Unvested Options

	Weighted - Average
	Number of Unvested	Grant Date
	Options	Exercise Price
Balance as of December 31, 2019	1,000,000	$0.20

Granted	4,700,000	0.07

Vested	(3,175,000)	0.09

Balance as of March 31, 2020	2,525,000	$0.09

The following table summarizes the activities for the Company’s unvested stock options for the year ended December 31, 2019 and 2018:

	Unvested Options
		Weighted -
		Average
	Number of	Grant
	Unvested Options	Date Exercise Price

Balance December 31, 2017	2,666,667	$0.06

Granted	1,600,000	0.27

Vested	(2,250,001)	0.10

Balance December 31, 2018	2,016,666	$0.18

Granted	1,500,000	0.18

Vested	(2,516,666)	0.17

Balance December 31, 2019	1,000,000	$0.20

Schedule of warrant activity

The following table summarizes the activities for the Company’s warrants for the three months ended March 31, 2020:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in 000's) (1)
Balance as of December 31, 2019	22,262,608	$0.31

Granted	24,900,000	0.15

Balance as of March 31, 2020	47,162,608	$0.23	2.7

Exercisable as of March 31, 2020	47,162,608	$0.23	2.7	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.08 for our common stock on March 31, 2020.

The following table summarizes the activities for the Company’s warrants for the year ended December 31, 2019 and 2018:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in 000's) (1)
Balance, December 31, 2017	32,292,580	$0.30
Issued	18,727,769	0.15
Exercised	(22,809,908)	0.11
Expired	(1,019,608)	0.07
Cancelled/Forfeited	(4,950,000)	0.40

Balance, December 31, 2018	22,240,833	$0.31
Issued	300,000	0.15
Exercised	(200,000)	0.15
Expired	(78,225)	0.26

Balance, December 31, 2019	22,262,608	$0.31	2.8	-

Exercisable at December 31, 2019	22,262,608	$0.31	2.8	-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0699 for our common stock on December 31, 2019.